Finance Lease Receivables	12 Months Ended
Mar. 31, 2021
Disclosure of Finance Lease Receivables [Abstract]
Finance Lease Receivables

5. Finance Lease Receivables

Greenpower's wholly owned subsidiary San Joaquin Valley Equipment Leasing Inc. ("SJVEL") leases vehicles to several customers, and as at March 31, 2021 the Company had a total of 52 (2020 - 25) vehicles on lease that were determined to be finance leases, and the Company had a total of 2 (2020 - 2) vehicle on lease that were determined to be operating leases. During the year ended March 31, 2021, the Company entered into a mutual release agreement with the lessee of 30 EV Stars which were accounted for as finance leases, where SJVEL subsequently sold the vehicles to a third party. For operating leases, lease payments are recognized in revenue when earned.

For the year ended March 31, 2021, selling profit on finance leases was $2,533,833 (2020 - $865,009, 2019 - $102,155). The following table illustrates Finance Lease Receivables as at March 31, 2021 and as at March 31, 2020:

	For the years ended
	March 31, 2021	March 31, 2020
Finance lease receivable, beginning of year	$1,330,291	$324,903
Net investment recognized	2,614,871	1,030,408
Lease payments received	(226,616)	(87,703)
Interest income recognized	203,845	62,683

Finance lease receivable, end of year	$3,922,391	$1,330,291

Current portion of Finance Lease Receivable	$308,505	$82,501

Long Term Portion of Finance Lease Receivable	$3,613,886	$1,247,790

Payments to be received on Finance Lease Receivables (undiscounted):

March 31, 2021
Year 1	$650,105
Year 2 *	848,889
Year 3 *	1,089,889
Year 4 *	1,234,295
Year 5 *	359,996
Year 6*	434,000
Remainder *	551,500
less: amount representing interest income	(1,246,283)
Finance Lease Receivable	$3,922,391
Current Portion of Finance Lease Receivable	$308,505
Long Term Portion of Finance Lease Receivable	$3,613,886
* including unguaranteed residual.